Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Estimated Future Amortization) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Estimated future amortization expense allocated to other expenses for VOBA [Abstract]
VOBA 2016	$ 506
VOBA 2017	429
VOBA 2018	382
VOBA 2019	341
VOBA 2020	299
Value of Distribution Agreements and Customer Relationships Acquired [Abstract]
VODA and VOCRA 2016	65
VODA and VOCRA 2017	62
VODA and VOCRA 2018	58
VODA and VOCRA 2019	53
VODA and VOCRA 2020	49
Negative Value of Business Acquired [Abstract]
Negative VOBA 2016	(249)
Negative VOBA 2017	(139)
Negative VOBA 2018	(58)
Negative VOBA 2019	(38)
Negative VOBA 2020	$ (38)